Business segments - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total fee and other revenue	$ 12,873	$ 13,313	$ 12,831
Net interest revenue (expense)	3,504	2,618	2,977
Total revenue	16,377	15,931	15,808
Provision for credit losses	39	(231)	336
Net income (loss) attributable to noncontrolling interests	(13)	12	9
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue	12,886	13,301	12,822
Net interest revenue (expense)	3,504	2,618	2,977
Total revenue	16,390	15,919	15,799
Provision for credit losses	39	(231)	336
Noninterest expense	13,010	11,514	11,004
Income (loss) before income taxes	$ 3,341	$ 4,636	$ 4,459
Pre-tax operating margin	20.00%	29.00%	28.00%
Average assets	$ 426,901	$ 452,232	$ 413,318
Operating segments | Securities Services
Segment Reporting Information [Line Items]
Total fee and other revenue	6,004	5,818	5,678
Net interest revenue (expense)	2,028	1,426	1,697
Total revenue	8,032	7,244	7,375
Provision for credit losses	8	(134)	215
Noninterest expense	6,299	5,852	5,556
Income (loss) before income taxes	$ 1,725	$ 1,526	$ 1,604
Pre-tax operating margin	21.00%	21.00%	22.00%
Average assets	$ 212,575	$ 228,915	$ 202,761
Operating segments | Market and Wealth Services
Segment Reporting Information [Line Items]
Total fee and other revenue	3,872	3,583	3,578
Net interest revenue (expense)	1,410	1,158	1,228
Total revenue	5,282	4,741	4,806
Provision for credit losses	7	(67)	100
Noninterest expense	2,932	2,676	2,614
Income (loss) before income taxes	$ 2,343	$ 2,132	$ 2,092
Pre-tax operating margin	44.00%	45.00%	44.00%
Average assets	$ 138,386	$ 145,123	$ 123,554
Operating segments | Investment and Wealth Management
Segment Reporting Information [Line Items]
Total fee and other revenue	3,322	3,849	3,495
Net interest revenue (expense)	228	193	197
Total revenue	3,550	4,042	3,692
Provision for credit losses	1	(13)	20
Noninterest expense	3,501	2,825	2,701
Income (loss) before income taxes	$ 48	$ 1,230	$ 971
Pre-tax operating margin	1.00%	30.00%	26.00%
Average assets	$ 31,920	$ 30,980	$ 30,459
Net income (loss) attributable to noncontrolling interests	(13)	12	9
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue	(312)	51	71
Net interest revenue (expense)	(162)	(159)	(145)
Total revenue	(474)	(108)	(74)
Provision for credit losses	23	(17)	1
Noninterest expense	278	161	133
Income (loss) before income taxes	(775)	(252)	(208)
Average assets	$ 44,020	$ 47,214	$ 56,544